Other Provisions	12 Months Ended
Dec. 31, 2019
Disclosure Other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of other provisions [text block]
Note 23 Other p
rovisions

Provisions recorded in the consolidated statement of financial position are detailed as follows:

	As of December 31, 2019		As of December 31, 2018
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Litigation	193,764	367,614	405,069	488,562
Others	2,847,166	164,347	-	6,937,197
Total	3,040,930	531,961	405,069	7,425,759

The changes in provisions are detailed as follows:

	Litigation (1)	Others	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2018	1,300,695	289,469	1,590,164
As of December 31, 2018
Incorporated	560,355	6,731,027	7,291,382
Used	(344,749)	-	(344,749)
Released	(102,277)	(11,975)	(114,252)
Conversion effect	(520,393)	(71,324)	(591,717)
Changes	(407,064)	6,647,728	6,240,664
As of December 31, 2018	893,631	6,937,197	7,830,828
As of December 31, 2019
Incorporated	493,097	3,172,465	3,665,562
Used	(461,968)	-	(461,968)
Released	(129,623)	(7,063,046)	(7,192,669)
Conversion effect	(233,759)	(35,103)	(268,862)
Changes	(332,253)	(3,925,684)	(4,257,937)
As of December 31, 2019	561,378	3,011,513	3,572,891

(1)

See
Note 34 – Contingencies and commitments
.

The maturities of provisions at
December 31, 2019
, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	193,764	2,847,166	3,040,930
Between two and five years	238,429	164,347	402,776
Over five years	129,185	-	129,185
Total	561,378	3,011,513	3,572,891

The maturities of provisions at
December 31, 2018
, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	405,069	-	405,069
Between two and five years	314,784	6,937,197	7,251,981
Over five years	173,778	-	173,778
Total	893,631	6,937,197	7,830,828

The provisions for Litigation and Other - current and non-current correspond to estimates made by the Administration, intended to cover eventual effects that may derive from the resolution of trials/claims or uncertainties to which the Company is exposed. Such trails/claims or uncertainties derive from transactions that are part of the normal course of CCU's business and the countries where it operates and whose details and scopes are not fully public knowledge, so that its detailed exposition could affect the interests of the Company and the progress of the resolution of these, according to the legal reserves of each administrative and judicial procedure. Therefore, based on the provisions of IAS 37 "Provisions, contingent liabilities and contingent assets", paragraph 92, although the amounts provisioned in relation to these trials/claims or uncertainties are indicated, no further detail of the same at the closing of these Financial Statements.

Significant litigation proceedings which the Company is exposed to at a consolidated level are detailed in

Note 34 - Contingencies and commitments
.

Management believes that based on the development of such proceedings to date, the provisions established on a case by case basis are adequate to cover the possible adverse effects that could arise from these proceedings.